Segment information (Details) - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016		Dec. 31, 2016
Time charter revenues		$ 35,076		$ 21,670
Total revenues		35,076		21,670
Operating expenses		(8,934)		(6,088)
Equity in earnings (losses) of joint ventures		4,809		(6,708)
Less: Non-controlling interest in Segment EBITDA	[1]	0
Add: Non-controlling interest in Segment EBITDA	[1]	0
Depreciation and amortization		(5,263)		(2,630)
Operating income (loss)		25,688		6,244
Gain (loss) on derivative instruments		663		335
Other financial income (expense), net		(8,408)		(7,170)
Income (loss) before tax		17,943		(591)
Income tax expense		(1,755)		(449)
Net income (loss)		16,188		(1,040)
Vessels, net of accumulated depreciation		694,485				$ 342,591
Net investment in direct financing lease		289,268				290,111
Goodwill		27,106				16,241
Advances to joint ventures		6,021				7,218
Total assets		1,084,849				810,467
Accumulated losses of joint ventures		21,077				25,886
Expenditures for vessels & equipment		0				537
Expenditures for drydocking		0				0
Principal repayment direct financing lease		843				3,192
Amortization in revenue for above market contract		895		598		2,405
Non-controlling interest in net income		2,744		0
Partners’ interest in net income (loss)		13,444		(1,040)
Noncontrolling Interest [Member]
Amortization in revenue for above market contract		0
Majority held FSRUs [Member]
Time charter revenues		35,076		21,670
Total revenues		35,076		21,670
Operating expenses		(7,262)		(4,583)
Equity in earnings (losses) of joint ventures		0		0
Less: Non-controlling interest in Segment EBITDA	[1]	(4,994)
Segment EBITDA		22,820		17,087
Add: Non-controlling interest in Segment EBITDA	[1]	4,994
Depreciation and amortization		(5,263)		(2,630)
Operating income (loss)		22,551		14,457
Gain (loss) on derivative instruments		663		335
Other financial income (expense), net		(7,455)		(6,172)
Income (loss) before tax		15,759		8,620
Income tax expense		(1,755)		(448)
Net income (loss)		14,004		8,172
Vessels, net of accumulated depreciation		694,485				342,591
Net investment in direct financing lease		289,268				290,111
Goodwill		251				251
Advances to joint ventures		0				0
Total assets		1,077,292				698,869
Accumulated losses of joint ventures		0				0
Expenditures for vessels & equipment		0				537
Expenditures for drydocking		0				0
Principal repayment direct financing lease		843				3,192
Amortization in revenue for above market contract		895				2,405
Non-controlling interest in net income		2,744
Partners’ interest in net income (loss)		11,260
Majority held FSRUs [Member] | Noncontrolling Interest [Member]
Amortization in revenue for above market contract		(149)
Joint venture FSRUs [Member]
Time charter revenues		10,924		10,739
Total revenues		10,924		10,739
Operating expenses		(2,619)		(2,193)
Equity in earnings (losses) of joint ventures		0		0
Less: Non-controlling interest in Segment EBITDA		0
Segment EBITDA		8,305		8,546
Add: Non-controlling interest in Segment EBITDA		0
Depreciation and amortization		(2,440)		(2,379)
Operating income (loss)		5,865		6,167
Gain (loss) on derivative instruments		2,496		(8,993)
Other financial income (expense), net		(3,552)		(3,882)
Income (loss) before tax		4,809		(6,708)
Income tax expense		0		0
Net income (loss)		4,809		(6,708)
Vessels, net of accumulated depreciation		272,756				274,932
Net investment in direct financing lease		0				0
Goodwill		0				0
Advances to joint ventures		0				0
Total assets		293,239				298,712
Accumulated losses of joint ventures		0				0
Expenditures for vessels & equipment		263				783
Expenditures for drydocking		0				135
Principal repayment direct financing lease		0				0
Amortization in revenue for above market contract		0				0
Non-controlling interest in net income		0
Partners’ interest in net income (loss)		4,809
Joint venture FSRUs [Member] | Noncontrolling Interest [Member]
Amortization in revenue for above market contract		0
Other [Member]
Time charter revenues		0		0
Total revenues		0		0
Operating expenses		(1,672)		(1,505)
Equity in earnings (losses) of joint ventures		0		0
Less: Non-controlling interest in Segment EBITDA		0
Segment EBITDA		(1,672)		(1,505)
Add: Non-controlling interest in Segment EBITDA		0
Depreciation and amortization		0		0
Operating income (loss)		(1,672)		(1,505)
Gain (loss) on derivative instruments		0		0
Other financial income (expense), net		(953)		(998)
Income (loss) before tax		(2,625)		(2,503)
Income tax expense		0		(1)
Net income (loss)		(2,625)		(2,504)
Vessels, net of accumulated depreciation		0				0
Net investment in direct financing lease		0				0
Goodwill		0				0
Advances to joint ventures		6,021				7,218
Total assets		7,557				111,598
Accumulated losses of joint ventures		50				50
Expenditures for vessels & equipment		0				0
Expenditures for drydocking		0				0
Principal repayment direct financing lease		0				0
Amortization in revenue for above market contract		0				0
Non-controlling interest in net income		0
Partners’ interest in net income (loss)		(2,625)
Other [Member] | Noncontrolling Interest [Member]
Amortization in revenue for above market contract		0
Total Segments reporting [Member]
Time charter revenues		46,000		32,409
Total revenues		46,000		32,409
Operating expenses		(11,553)		(8,281)
Equity in earnings (losses) of joint ventures		0		0
Less: Non-controlling interest in Segment EBITDA	[1]	(4,994)
Segment EBITDA		29,453		24,128
Add: Non-controlling interest in Segment EBITDA	[1]	4,994
Depreciation and amortization		(7,703)		(5,009)
Operating income (loss)		26,744		19,119
Gain (loss) on derivative instruments		3,159		(8,658)
Other financial income (expense), net		(11,960)		(11,052)
Income (loss) before tax		17,943		(591)
Income tax expense		(1,755)		(449)
Net income (loss)		16,188		(1,040)
Vessels, net of accumulated depreciation		967,241				617,523
Net investment in direct financing lease		289,268				290,111
Goodwill		251				251
Advances to joint ventures		6,021				7,218
Total assets		1,378,088				1,109,179
Accumulated losses of joint ventures		50				50
Expenditures for vessels & equipment		263				1,320
Expenditures for drydocking		0				135
Principal repayment direct financing lease		843				3,192
Amortization in revenue for above market contract		895				2,405
Non-controlling interest in net income		2,744
Partners’ interest in net income (loss)		13,444
Total Segments reporting [Member] | Noncontrolling Interest [Member]
Amortization in revenue for above market contract		(149)
Eliminations [Member]
Time charter revenues		(10,924)	[2]	(10,739)	[3]
Operating expenses		2,619	[2]	2,193	[3]
Equity in earnings (losses) of joint ventures		4,809	[2]	(6,708)	[3]
Less: Non-controlling interest in Segment EBITDA	[1]	4,994
Add: Non-controlling interest in Segment EBITDA	[1]	(4,994)
Depreciation and amortization		2,440	[2]	2,379	[3]
Gain (loss) on derivative instruments		(2,496)	[2]	8,993	[3]
Other financial income (expense), net		3,552	[2]	3,882	[3]
Income (loss) before tax		0		0	[3]
Income tax expense		0		0	[3]
Net income (loss)		0		$ 0	[3]
Vessels, net of accumulated depreciation	[4]	(272,756)				(274,932)
Net investment in direct financing lease		0				0
Goodwill		0				0
Advances to joint ventures		0				0
Total assets	[4]	(293,239)				(298,712)
Accumulated losses of joint ventures		(21,127)	[5]			(25,936) [4]
Expenditures for vessels & equipment	[5]	(263)				(783)
Expenditures for drydocking	[5]	0				(135)
Principal repayment direct financing lease		0				0
Amortization in revenue for above market contract		0				$ 0
Partners’ interest in net income (loss)		0
Eliminations [Member] | Noncontrolling Interest [Member]
Amortization in revenue for above market contract		$ 0

[1]	Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.
[2]	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.
[3]	Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.
[4]	Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.
[5]	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.